DEBT (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2022 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Line of Credit Facility [Line Items]
Available credit facilities				€ 4,000,000			$ 4.4
Outstanding amount				€ 1,800,000	$ 1.9
Minimum [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate				5.45%	5.45%
Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate				6.46%	6.46%
Euro Credit Facility [Member]
Line of Credit Facility [Line Items]
Outstanding amount		€ 2,900,000	$ 3.1
Credit facility		€ 4,300,000				$ 4.6
Euro Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate		5.45%	5.45%
Euro Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate		6.44%	6.44%
TruHC Pharma GmbH [Member]
Line of Credit Facility [Line Items]
Accrued interest		€ 22,730		€ 17,339					€ 13,590
TruHC Pharma GmbH [Member] | First Loan [Member]
Line of Credit Facility [Line Items]
Interest-bearing loan	€ 250,000
Interest rate	2.00%
Outstanding debt		250,000		250,000				€ 250,000	250,000
TruHC Pharma GmbH [Member] | Second Loan [Member]
Line of Credit Facility [Line Items]
Interest-bearing loan	€ 450,000
Interest rate	4.00%
Outstanding debt		€ 448,000		€ 378,000				€ 378,000	€ 65,000